Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables
Trade payables	€ 1,225	€ 1,055
Other payables and accruals	365	419
Amounts owed to parent company		3
Other tax and social security payable	41	32
Payables and accruals for exceptional items	29	39
Total	€ 1,660	€ 1,548